Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Hangzhou Pengai
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Hangzhou Pengai.

RMB’000
Total consideration
Fair value of the previously held equity interest in an associate at the acquisition date	6,245
Cash consideration	6,000
12,245

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	2,022
Intangible assets	1,175
Other receivables	5,006
Inventories	188
Property, plant and equipment	6,365
Trade payables and other payables	(5,779)
Contract liabilities	(936)
Deferred income tax liabilities	(283)
Net identifiable assets acquired	7,758
Add: goodwill (Note 14)	4,487
Net assets acquired	12,245

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(5,000)
Cash and cash equivalents	2,022
Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,978)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2018:

2018
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	765,406
Loss after tax	(312,224)

Jinan Pengai
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Jinan Pengai.

RMB’000
Purchase consideration
Settlement of receivable due from the Buyer	13,450
Settlement of pre-existing balance with Jinan Pengai	1,190
Total purchase consideration	14,640

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	66
Trade receivables and other receivables	1,638
Inventories	367
Properties, plant and equipment	5,324
Intangible assets	4,630
Trade payables and other payables	(1,544)
Lease liabilities	(3,331)
Deferred tax liabilities	(1,054)
Non-controlling interest	(305)
Net identifiable assets acquired	5,791
Add: goodwill (Note 14)	8,849
Net assets acquired	14,640

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	—
Cash and cash equivalents	66
Net inflow of cash and cash equivalents included in cash flows from investing activities	66

Shenzhen Yueji
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration for this transaction.

RMB’000
Total consideration
Fair value of the previously held equity interest in Shenzhen Yueji at the
acquisition date	30,000
Cash consideration	30,000
Settlement of pre-existing balance with Shenzhen Yueji	19,442
79,442

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	1,054
Trade and other receivables	8,056
Inventories	1,966
Property, plant and equipment	43,081
Intangible assets	38,840
Trade payables and other payables	(10,491)
Borrowings	(3,400)
Lease liabilities	(26,057)
Income tax payable	(131)
Deferred tax liabilities	(8,323)
Non-controlling interest	(17,838)
Net identifiable assets acquired	26,757
Add: goodwill (Note 14)	52,685
Net assets acquired	79,442

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	(30,000)
Cash and cash equivalents	1,054
Net outflow of cash and cash equivalents included in cash flows from investing activities	(28,946)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2019:

2019
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	895,456
Profit after tax	85,040

Shanghai Jiahong
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition	The following table summarises the consideration paid for Shanghai Jiahong.

RMB’000
Purchase consideration
Cash paid	4,940
Consideration payable	2,260
Total purchase consideration	7,200

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	1,121
Intangible assets	2,120
Trade receivables and other receivables	602
Inventories	123
Properties, plant and equipment	4,014
Trade payables and other payables	(2,392)
Lease liabilities	(4,116)
Deferred income tax liabilities	(530)
Non-controlling interest	(188)
Net identifiable assets acquired	754
Add: goodwill (Note 14)	6,446
Net assets acquired	7,200

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(1,500)
Cash and cash equivalents	1,121
Net outflow of cash and cash equivalents included in cash flows from investing activities	(379)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	901,593
Loss after tax	(247,616)

Xian New Pengai Yueji Medical Aesthetic Clinic Co Ltd Member
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Xian Pengai.

RMB’000
Purchase consideration
Cash paid	10,500
Contingent consideration	2,252
Settlement of pre-existing balance with Xian Pengai	456

Total purchase consideration	13,208

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	245
Intangible assets	4,240
Trade receivables and other receivables	401
Inventories	148
Properties, plant and equipment	3,881
Trade payables and other payables	(180)
Lease liabilities	(3,585)
Current income tax liabilities	(99)
Deferred income tax liabilities	(412)
Non-controlling interest	(1,392)
Net identifiable assets acquired	3,247
Add: goodwill (Note 14)	9,961
Net assets acquired	13,208

The non-controlling interest recognised at the acquisition date was measured at proportionate share of the acquired net identifiable assets.

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(5,820)
Cash and cash equivalents	245
Net outflow of cash and cash equivalents included in cash flows from investing activities	(5,575)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	903,306
Loss after tax	(246,715)

Jiangsu Liangyan Medical Aesthetic Clinic Co Ltd Member
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Jiangsu Liangyan.

RMB’000

Purchase consideration
Cash paid	25,000
Contingent consideration	8,181
Settlement of pre-existing balance with Jiangsu Liangyan	5,966

Total purchase consideration	39,147

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Cash and cash equivalents	1,198
Intangible assets	14,000
Trade receivables and other receivables	1,700
Inventories	452
Properties, plant and equipment	17,823
Trade payables and other payables	(2,717)
Borrowings	(810)
Lease liabilities	(13,928)
Deferred income tax liabilities	(3,337)
Non-controlling interest	(4,420)

Net identifiable assets acquired	9,961
Add: goodwill (Note 14)	29,186

Net assets acquired	39,147

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(25,000)
Cash and cash equivalents	1,198

Net outflow of cash and cash equivalents included in cash flows from investing activities	(23,802)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	924,948
Loss after tax	(249,660)

Guangdong Hanfei
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Guangdong Hanfei.

RMB’000

Purchase consideration
Cash paid	61,000
Cash consideration payable	41,000
Contingent consideration	41,021
Derivative financial assets	(22,611)
Settlement of pre-existing balance with Guangdong Hanfei	5,016

Total purchase consideration	125,426

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Cash and cash equivalents	1,805
Intangible assets	61,057
Trade receivables and other receivables	13,020
Inventories	7,061
Properties, plant and equipment	173,577
Deferred income tax assets	2,894
Trade payables and other payables	(34,700)
Borrowings	(5,545)
Lease liabilities	(135,814)
Contract liabilities	(23,732)
Current income tax liabilities	(10,499)
Non-controlling interest	(26,669)

Net identifiable assets acquired	22,455
Add: goodwill (Note 14)	102,971

Net assets acquired	125,426

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(42,000)
Cash and cash equivalents	1,805

Net outflow of cash and cash equivalents included in cash flows from investing activities	(40,195)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	1,069,869
Loss after tax	(245,715)